PAUZE FUNDS(TM)

                            PAUZE U.S. GOVERNMENT
                          TOTAL RETURN BOND FUND(TM)

                            PAUZE U.S. GOVERNMENT
                       INTERMEDIATE TERM BOND FUND(TM)

                            PAUZE U.S. GOVERNMENT
                           SHORT TERM BOND FUND(TM)

                             --------------------

                              PRESIDENT'S LETTER
                                APRIL 30, 1997

    This reporting period has experienced another interesting year for the interest sensitive markets. From May 1, 1996 through April 30, 1997, the figures do not appear to be dramatic.

    ----------------------------------------------------------------------
    | Security         |  3 MO  |  1 YR |  2 YR |  5 YR | 10 YR | 30 YR  |
    |                  |  Bill  |  Bill |  TSY  |  TSY  | TSY   | TSY    |
    |------------------|--------|-------|-------|-------|-------|--------|
    | Total Return*    |  5.24  |  6.01 |  6.10 |  5.43 | 6.18  | 4.19   |
    ----------------------------------------------------------------------

    *Includes capital gain (loss) and paid/accrued interest.

    During the mid-portion of the year, the prices of interest sensitive securities actually rose 1- 3% depending on maturity and duration, only to see gains lost in the first quarter of calendar year 1997.

    The fluctuation in rates was caused by factors which normally influence bond markets: economic activity and anticipated inflation. In 1996, economic activity appeared to be progressing slowly, at a 2-3% growth rate. This did little to spark inflation fears and concerns that investors might have for a tightening of short term interest rates by the Federal Reserve. As a result, the long treasury issues progressed modestly, gaining 3-4% in the April-October 1996 time frame. All Pauze funds were well positioned to take advantage of the drop in rates in 1996. The portfolio durations were extended.

    That all changed however with economic data that was released at the beginning of 1997. Slower growth appeared to be a thing of the past, with economic reports issued in the first quarter of '97 forecasting GDP growth in the 4-5% range. Agreeing with the thesis of a more robust economy, the Federal Reserve raised rates for the first time in over 2 years resulting in a commensurate sell-off of the bond market. Long term issues shed as much as 8%, with shorter term instruments losing less.

    As the Second Quarter commenced, it began to unfold that some of the robust predictions made earlier were not going to be realized and the markets appeared to see the worst as behind them. April 1997 saw the markets bottom at about 7.17% on the benchmark 30 year treasury.

    Since we saw the decline in the bond market as temporary, a conscious decision was made to maintain long durations (and the higher yields on the investment portfolios which were the result) as the Fed tightened. This caused all Funds to decline in Net Asset Value (NAV) during the first Quarter of 1997. Again, anticipating lower rates in mid-'97, we continued lengthening durations in April. We anticipate that the Federal Reserve will not raise short term rates again in 1997. Our longer term technical indicators for the bond market are only now starting to turn up indicating that many months of higher prices lie ahead. Since the end of the fiscal year (April 30, 1997), the bond market has appreciated substantially.
From April 30 through June 16, 1997, the benchmark 30 year U.S. Treasury bond has gone up 2.5% in principal value.

    As you review the data and charts in this report, it is important to remember that: (1) The Total Return Fund will, on occasion, experience a lower rate of total return than some indexes in order to maintain an adequate dividend. To achieve a higher dividend, it is often necessary to hold longer term bonds in the portfolio. Should interest rates rise (as they did during this year), the value of those bonds will decline thereby negatively impacting their value and the total return of the fund. (2) The Intermediate and Short Term Funds are new funds. As in all new funds, start-up costs cause generally higher expenses which negatively impacts the total return of those funds. Additionally, these funds are currently small and therefore the impact of fixed costs are greater than on funds of larger size. As these funds grow, the impact of fixed costs will be less.


                         [ID: GRAPHIC -- LINE CHART]

 ------------------------------------------------------------------------------
               PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
 ------------------------------------------------------------------------------
               Pauze             Pauze
          U.S. Government   U.S. Government      Lipper
           Total Return      Total Return        General       Lehman
            Bond Fund--       Bond Fund--     U.S. Treasury  Government
         No Load Class(1)    Class "B" (2)     Fund Index    Bond Index
         ----------------   ---------------   -------------  ----------
  1/94        10090                               10113         10092
  4/94         9429                                9388          9578
  7/94         9511                                9505          9719
 10/94         9316                                9216          9580
  1/95         9606                                9515          9797
  4/95         9878                                9923         10200
  7/95        10099                               10450         10657
 10/95        10549                               10963         11052
  1/96        10819                               11386         11456
  4/96        10676                               10769         11052
  7/96        10631                               10919         11203
 10/96        10837               10216           11349         11613
  1/97        10824               10184           11381         11708
  4/97        10762               10109           11347         11767

Legend
------
Solid Line   Pauze U.S. Government Total Return Bond Fund -- No Load Class (1)
Dashes       Pauze U.S. Government Total Return Bond Fund -- Class "B" (2)
Dotted Line  Lipper General U.S. Treasury Fund Index
Long Dashes  Lehman Government Bond Index



-------------------------------------------------------------------------------
                          Average Annual Returns
-------------------------------------------------------------------------------
                                                                  Annualized
                                                        1 Year  Since Inception
Pauze U.S. Government Total Return Bond Fund -- No Load   0.80%       2.30%
Pauze U.S. Government Total Return Bond Fund --
   Class "B" (3)                                          1.09%(3)    1.65%
Lipper General U.S. Treasury Fund Index (4)               5.36%       4.07%
Lehman Government Bond Index (4)                          6.47%       5.34%
-------------------------------------------------------------------------------
(1) Inception 1/10/94
(2) Inception 9/3/96
(3) Since 9/3/96
(4) Since 1/10/94

                         [ID: GRAPHIC -- LINE CHART]

 ------------------------------------------------------------------------------
               PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
 ------------------------------------------------------------------------------
               Pauze              Pauze
          U.S. Government    U.S. Government       Lipper           Lehman
         Intermediate Term  Intermediate Term   General U.S.      Intermediate
            Bond Fund--        Bond Fund--      Intermediate       Government
         No Load Class(1)     Class "B" (2)      Fund Index        Bond Index
         -----------------   ---------------    -------------      ----------
 10/96        10070               10155             10139            10197
  1/97        10080               10144             10228            10304
  4/97         9988               10031             10280            10378
 ------------------------------------------------------------------------------

Legend
------
Solid Line   Pauze U.S. Government Intermediate Term
             Bond Fund -- No Load Class (1)
Dashes       Pauze U.S. Government Intermediate Term
             Bond Fund -- Class "B" (2)
Dotted Line  Lipper General U.S. Intermediate Fund Index
Long Dashes  Lehman Intermediate Government Index



-------------------------------------------------------------------------------
                          Average Annual Returns
-------------------------------------------------------------------------------
                                                                  Annualized
                                                        1 Year  Since Inception
Pauze U.S. Government Intermediate Term Bond Fund --
   No Load (3)                                          (0.12%)     (0.21%)
Pauze U.S. Government Intermediate Term Bond Fund --
   Class "B" (4)                                         0.32%       0.47%
Lipper General U.S. Intermediate Fund Index (4)          2.80%       4.24%
Lehman Intermediate Government Index (4)                 3.78%       5.72%
-------------------------------------------------------------------------------
(1) Inception 10/10/96
(2) Inception 9/3/96
(3) Since 10/10/96
(4) Since 9/3/96



                         [ID: GRAPHIC -- LINE CHART]

 ------------------------------------------------------------------------------
                  PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
 ------------------------------------------------------------------------------
      Pauze U.S.       Pauze U.S.    Pauze U.S.
      Government       Government    Government    Lipper          Lehman
      Short Term       Short Term    Short Term    Short Term      1-3 Year
      Bond Fund--      Bond Fund--   Bond Fund--   U.S. Government Government
      No Load Class(1) Class "B" (2) Class "C" (3) Fund Index      Index
      ---------------- ------------- ------------- --------------- ----------
 10/96        10095         10104                       10144        10155
  1/97        10120         10118        10000          10255        10281
  4/97        10125         10106         9993          10343        10382

Legend
------
Solid Line     Pauze U.S. Government Short Term
               Bond Fund -- No Load Class (1)
Dashes         Pauze U.S. Government Short Term
               Bond Fund -- Class "B" (2)
Long Dashes    Pauze U.S. Government Short Term
               Bond Fund -- Class "C" (3)
Dotted Line    Lipper General U.S. Government Fund Index
Longer Dashes  Lehman 1-3 Year Government Index
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                          Average Annual Returns
-------------------------------------------------------------------------------
                                                                  Annualized
                                                        1 Year  Since Inception
Pauze U.S. Government Short Term Bond Fund --
   No Load (4)                                           1.25%      2.14%
Pauze U.S. Government Short Term Bond Fund --
   Class "B" (5)                                         1.05%      1.60%
Pauze U.S. Government Short Term Bond Fund --
   Class "C" (6)                                        (0.07%)    (0.15%)
Lipper Short Term U.S. Government Fund Index (5)         3.43%      5.18%
Lehman 1-3 Year Government Index (5)                     3.82%      5.77%
-------------------------------------------------------------------------------
(1) Inception 9/30/96
(2) Inception 9/3/96
(3) Inception 11/7/96
(4) Since 9/30/96
(5) Since 9/3/96
(6) Since 11/7/96


We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.

                                        Philip C. Pauze, President


*Source: Salomon Brothers Indices

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 PAUZE FUNDS


                            PAUZE U.S. GOVERNMENT
                            TOTAL RETURN BOND FUND

                            PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND

                            PAUZE U.S. GOVERNMENT
                             SHORT TERM BOND FUND

                             --------------------

                             FINANCIAL STATEMENTS
                                APRIL 30, 1997

                      REPORT OF INDEPENDENT ACCOUNTANTS





To the Shareholders and Trustees
Pauze Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pauze U.S. Government Total Return Bond Fund, Pauze U.S. Government Intermediate Term Bond Fund, and Pauze U.S. Government Short Term Bond Fund (constituting Pauze Funds, hereafter referred to as the "Funds") at April 30, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/S/PRICE WATERHOUSE LLP
   PRICE WATERHOUSE LLP
   Philadelphia, PA
   June 13, 1997

PAUZE FUNDS
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
------------------------------------------------------------------------------
                                                       Face
                                                      Amount        Value
                                                      ------        -----
PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
--------------------------------------------
United States Government Obligations (96.77%):
  United States Treasury Bond:
    due  2/15/16, 9.25% .......................... $29,000,000   $35,606,577
    due 11/15/26, 6.50% ..........................   5,000,000     4,692,190
                                                                 -----------
                                                                  40,298,767
  United States Treasury Notes, 2/15/06, 9.375% ..  22,000,000    25,815,636
                                                                 -----------

      Total United States Government Obligations
        (cost $67,589,565) .......................                66,114,403
                                                                 -----------

Repurchase Agreement (2.04%):
  PaineWebber repurchase agreement,
    repurchase date 5/1/97, 5.00%, dated
    April 30, 1997, collateralized by
    $1,950,000 GNMA I Pool No. 400379,
    due 3/15/10, 9.50%, repurchase
    value $1,398,194 .............................   1,398,000     1,398,000
                                                                 -----------

      Total investments (98.81%) (cost $68,987,566)              $67,512,403
                                                                 ===========

PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
-------------------------------------------------
United States Government Obligations (53.64%):
  United States Treasury Note, 10/15/06, 6.50%....   1,000,000   $   983,126
  United States Government Agencies:
    FNMA Medium Term Notes, 4/30/98, 5.20% .......     350,000       347,236
    Federal Home Loan Bank, 2/22/01, 6.47% .......     100,000        99,023
                                                                 -----------
                                                                     446,259
                                                                 -----------

      Total United States Government Obligations
        (Cost $1,461,615) ........................                 1,429,385
                                                                 -----------

Repurchase Agreement (44.73%):
  PaineWebber repurchase agreement,
    repurchase date 5/1/97,
    5.00%, dated April 30, 1997, collateralized by
    $1,658,000 GNMA I Pool No. 400379, due 3/15/10,
    9.50%, repurchase value $1,192,166 ...........   1,192,000     1,192,000
                                                                 -----------
      Total investments (98.37%) (cost $2,653,616)               $ 2,621,385
                                                                 ===========


PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
------------------------------------------
United States Government Agencies (91.67%):
    FNMA Medium Term Notes, 4/30/98, 5.20% .......     650,000   $   644,866
    Federal Home Loan Bank, 2/22/01, 6.47% .......      10,000         9,902
                                                                 -----------
      Total investments (91.67%) (cost $654,384)..               $   654,768
                                                                 ===========



  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997
------------------------------------------------------------------------------
                                                            U.S.
                                             U.S.       Government     U.S.
                                          Government   Intermediate Government
                                         Total Return      Term     Short Term
                                           Bond Fund     Bond Fund   Bond Fund
                                         ------------  ------------ ----------
Assets:
 Investment in securities, at current
  market value (cost $67,589,566,
  $1,461,616 and $654,384,
  respectively) .......................   $66,114,403   $1,429,385   $654,768
 Repurchase agreement (cost $1,398,000,
  $1,192,000 and $0,
  respectively) .......................     1,398,000    1,192,000         --
                                          -----------   ----------   --------
    Total investments .................    67,512,403    2,621,385    654,768
 Cash .................................         5,131       63,940     66,034
 Receivables:
  Interest ............................     1,133,205        4,291        128
  Due from advisor ....................            --           --      5,493
 Unamortized organization costs .......         3,735        6,439      6,439
                                          -----------   ----------   --------
    Total assets ......................    68,654,474    2,696,055    732,862
Liabilities:
  Accounts payable and accrued expenses        83,989       28,419     18,158
  Dividends payable ...................       247,383        2,671        402
                                          -----------   ----------   --------
    Total liabilities .................       331,372       31,090     18,560
                                          -----------   ----------   --------
    Net assets ........................   $68,323,102   $2,664,965   $714,302
                                          ===========   ==========   ========
Net assets:
 Paid-in-capital ......................    71,441,151    2,761,372    720,340
 Undistributed net investment income ..        11,479           81        188
 Accumulated net realized loss
   from investments ...................    (1,654,365)     (64,257)    (6,610)
 Net unrealized appreciation
   (depreciation) on investments ......    (1,475,163)     (32,231)       384
                                          -----------   ----------   --------
 Net assets applicable to outstanding
  capital shares ......................   $68,323,102   $2,664,965   $714,302
                                          ===========   ==========   ========
No load class:
 Net assets ...........................   $67,935,832   $1,246,515   $235,910
                                          -----------   ----------   --------
 Shares outstanding, no par value,
  unlimited shares authorized .........     7,406,209      128,183     23,638
                                          -----------   ----------   --------
 Net asset value, offering and
  redemption price per share ..........         $9.17        $9.72      $9.98
                                                =====        =====      =====
Class B:
 Net assets ...........................   $   387,270   $1,418,450   $176,730
                                          -----------   ----------   --------
 Shares outstanding, no par value,
  unlimited shares authorized .........        39,356      145,570     17,736
                                          -----------   ----------   --------
 Net asset value and offering
  price per share .....................         $9.84        $9.74      $9.96
                                                =====        =====      =====
 Minimum redemption price per share
  (net asset value x 96.25%) ..........         $9.47        $9.37      $9.59
                                                =====        =====      =====
Class C:
 Net assets ...........................                              $301,662
                                                                     --------
 Shares outstanding, no par value,
  unlimited shares authorized .........                                30,454
                                                                     --------
 Net asset value, offering and
  redemption price per share ..........                                 $9.91
                                                                        =====

  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                                                            U.S.
                                             U.S.       Government     U.S.
                                          Government   Intermediate Government
                                         Total Return      Term     Short Term
                                           Bond Fund     Bond Fund   Bond Fund
                                         ------------  ------------ ----------
                                                         Sept. 3,    Sept. 3,
                                          Year ended     1996 to     1996 to
                                          April 30,      Apr. 30,    Apr. 30,
                                             1997          1997        1997
                                         ------------  ------------ ----------
Net investment income:
  Interest income ...................... $ 4,336,178     $124,871    $ 34,684
                                         -----------     --------    --------
Expenses:
  Investment advisory fees .............     408,656       10,690       3,115
  Administrative fees ..................     120,028        5,486       1,550
  Distribution fees--No load class .....     174,650        1,036         251
  Distribution fees--Class B ...........       5,552       17,239       3,486
  Distribution fees--Class C ...........          --           --       1,739
  Accounting service fees ..............      84,447        3,975       1,123
  Transfer agent fees ..................      15,154          905       1,046
  Registration fees ....................      24,676       10,607      10,607
  Custodian fees .......................      17,941        1,323         510
  Legal fees ...........................      43,749        1,178         333
  Audit fees ...........................      17,273       10,056       9,978
  Trustees' fees and expenses ..........      51,564        1,692         479
  Amortization of organization expense..       2,534          978         978
  Insurance expense ....................       9,453          296          84
  Miscellaneous ........................      18,010          608         174
                                         -----------     --------    --------
    Total expenses .....................     993,687       66,069      35,453
    Expense reimbursement by advisor ...          --         (309)    (13,078)
                                         -----------     --------    --------
    Net expenses .......................     993,687       65,760      22,375
                                         -----------     --------    --------
    Net investment income ..............   3,342,491       59,111      12,309
                                         -----------     --------    --------
Net realized and unrealized loss
 from investments:
  Net realized loss on investments .....  (1,699,050)     (35,850)     (5,636)
  Net change in unrealized appreciation
   (depreciation) of investments .......  (1,004,308)     (32,231)        384
                                         -----------     --------    --------
  Net realized and unrealized loss
   on investments ......................  (2,703,358)     (68,081)     (5,252)
                                         -----------     --------    --------
Net increase (decrease) in
 net assets resulting
 from operations ....................... $   639,133     $ (8,970)   $  7,057
                                         ===========     ========    ========


  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                                              U.S.
                                             U.S.           U.S.          Government       U.S.
                                          Government     Government      Intermediate   Government
                                         Total Return   Total Return         Term       Short Term
                                           Bond Fund     Bond Fund         Bond Fund     Bond Fund
                                         ------------  --------------    ------------   ----------
                                                                           Sept. 3,      Sept. 3,
                                          Year ended      Year ended       1996 to       1996 to
                                          April 30,       April 30,        Apr. 30,      Apr. 30,
                                             1997            1996            1997          1997
                                         ------------  --------------    ------------   ----------
From operations:
 Net investment income ................. $ 3,342,491   $   3,069,006     $    59,111    $   12,309
 Net realized loss from investments.....  (1,699,050)        919,282         (35,850)       (5,636)
 Net change in unrealized
  appreciation (depreciation)
  of investments .......................  (1,004,308)       (138,497)        (32,231)          384
                                         -----------   -------------     -----------    ----------
  Net increase (decrease) in net assets
   resulting from operations ...........     639,133       3,849,791          (8,970)        7,057
                                         -----------   -------------     -----------    ----------
Distributions to shareholders:
 Distributions from net
  investment income:
  No load class ........................  (3,353,991)     (3,024,980)        (14,004)       (2,512)
  Class B ..............................     (20,582)             --         (45,026)       (6,573)
  Class C ..............................          --              --              --        (3,036)
 Distributions from net realized
  gain on investments:
  No load class ........................          --      (1,055,847)           (491)          (60)
  Class B ..............................          --              --         (27,916)         (914)
                                         -----------   -------------     -----------    ----------
  Total distributions to shareholders ..  (3,374,573)     (4,080,827)        (87,437)      (13,095)
                                         -----------   -------------     -----------    ----------
From capital share transactions:
 Net proceeds from sale of shares ......   3,909,296     393,939,313       5,723,656     1,505,169
 Net asset value of shares
  issued to shareholders
  in reinvestment of distributions .....   2,341,964       3,669,620          24,871         4,817
                                         -----------   -------------     -----------    ----------
                                           6,251,260     397,608,933       5,748,527     1,509,986
 Cost of shares redeemed................  (6,486,621)   (358,078,410)     (2,987,155)     (789,646)
                                         -----------   -------------     -----------    ----------
  Increase (decrease) in
   net assets derived
   from capital share transactions......    (235,361)     39,530,523       2,761,372       720,340
                                         -----------   -------------     -----------    ----------
Net increase (decrease) in net assets...  (2,970,801)     39,299,487       2,664,965       714,302
Net assets at beginning of period.......  71,293,903      31,994,416              --            --
                                         -----------   -------------     -----------    ----------
Net assets at end of period
 (including undistributed net
 investment income of $11,477, $43,561,
 $80 and $187, respectively)............ $68,323,102   $  71,293,903     $ 2,664,965    $  714,302
                                         ===========   =============     ===========    ==========


The accompanying notes are an integral part of these financial statements.


                                   10 - 11

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE
------------------------------------------------------------------------------
For a capital share outstanding throughout each period:


                                                        No load class
                                             ---------------------------------
                                               Year ended         Year ended
                                             April 30, 1997     April 30, 1996
                                             --------------     --------------
Net asset value, beginning of period .......    $  9.54             $  9.37
                                                -------             -------
Income from investment operations:
  Net investment income ....................       0.45                0.44
  Net realized and unrealized gain (loss)
   on investments ..........................      (0.37)               0.31
                                                -------             -------
Total from investment operations ...........       0.08                0.75
                                                -------             -------
Less distributions to shareholders:
  Net investment income ....................      (0.45)              (0.44)
  Net realized gain on investments sold              --               (0.14)
                                                -------             -------
Total distributions ........................      (0.45)              (0.58)
                                                -------             -------
Net asset value, end of period .............    $  9.17             $  9.54
                                                =======             =======
Total investment return ....................       0.80%               8.08%
Ratios/Supplemental Data:
  Net assets, end of period (000's) ........    $67,936             $71,294
  Ratio of expenses to average net assets***       1.40%               1.23%
  Ratio of net investment income to
    average net assets***                          4.75%               4.74%
  Portfolio turnover rate ..................     202.01%             228.03%



------------
   *Date of commencement of operations.
  **Net investment income is net of expense reimbursements and fee waivers of $.02 and $.05 per share for 1995 and 1994, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 1.66% and 3.14% for 1995 and 1994, respectively, and the annualized net investment income ratio would have been 4.71% and 2.42% for 1995 and 1994, respectively.
 ***Ratios for periods of less than one year are annualized.
****Year end changed to April 30th.


  The accompanying notes are an integral part of these financial statements.

                                        U.S. GOVERNMENT TOTAL RETURN BOND FUND
------------------------------------------------------------------------------


                No load class                   Class B
  -------------------------------------    ------------------
    July 1, 1994      January 10, 1994*    September 3, 1996*
        to                    to                    to
  April 30, 1995****    June 30, 1994        April 30, 1997
  ------------------  -----------------    ------------------
      $  9.25             $ 10.00                $ 10.00
      -------             -------                -------

         0.35**              0.14**                 0.27

         0.12               (0.75)                 (0.16)
      -------             -------                -------
         0.47               (0.61)                  0.11
      -------             -------                -------
        (0.35)              (0.14)                 (0.27)
           --                  --                     --
      -------             -------                -------
        (0.35)              (0.14)                 (0.27)
      -------             -------                -------
      $  9.37             $  9.25                $  9.84
      =======             =======                =======
         5.21%              (6.11)%                 1.09%

      $31,994             $13,661                $   387
         1.50%**             1.50%**                2.33%

         4.87%**             4.06%**                3.82%
       168.90%               0.00%                 76.45%



  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE          U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
-------------------------------------------------------------------------------
For a capital share outstanding throughout each period:


                                            No load class         Class B
                                          -----------------  ------------------
                                          October 10, 1996*  September 3, 1996*
                                                  to                   to
                                            April 30, 1997      April 30, 1997
                                          -----------------  ------------------
Net asset value, beginning of period ....       $10.00             $10.00
                                                ------             ------
Income from investment operations:
  Net investment income .................         0.18**             0.18**
  Net realized and unrealized gain (loss)
   on investments .......................        (0.19)             (0.15)
                                                ------             ------
Total from investment operations ........        (0.01)              0.03
                                                ------             ------
Less distributions to shareholders:
  Net investment income .................        (0.18)             (0.17)
  Net realized gain on investments sold..        (0.09)             (0.12)
                                                ------             ------
Total distributions .....................        (0.27)             (0.29)
                                                ------             ------
Net asset value, end of period ..........       $ 9.72             $ 9.74
                                                ======             ======
Total investment return .................        (0.12%)             0.32%
Ratio/Supplemental Data:
  Net assets, end of period (000's) .....       $1,247             $1,418
  Ratio of expenses to average
   net assets*** ........................         2.47%**            3.18%**
  Ratio of net investment income to
   average net assets*** ................         3.23%**            2.64%**
  Portfolio turnover rate ...............       298.88%            447.36%


------------
  *Date of commencement of operations.
 **Net investment income is net of expense reimbursements of $.001 and $.001 per share for No load class and Class B for 1997, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 2.48% and 3.20% for the No load class and Class B for 1997, respectively, and the net annualized investment income would have been 3.22% and 2.62% for the No load class and Class B for 1997, respectively.
***Ratios for periods of less than one year are annualized.



  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS TABLE                U.S. GOVERNMENT SHORT TERM BOND FUND
------------------------------------------------------------------------------
For a capital share outstanding throughout each period:


                              No load class       Class B          Class C
                              --------------   --------------   --------------
                               September 30,    September 3,     November 7,
                                   1996*            1996*            1996*
                                    to               to               to
                              April 30, 1997   April 30, 1997   April 30, 1997
                              --------------   --------------   --------------
Net asset value, beginning
 of period ..................    $ 10.00         $  10.00          $  10.00
                                 -------         --------          --------
Income from investment
 operations:
  Net  investment income ....       0.14             0.13               .09
  Net realized and
   unrealized gain (loss)
   on investments ...........      (0.01)           (0.03)             (.10)
                                 -------         --------          --------
Total from investment
 operations .................       0.13             0.10              (.01)
                                 -------         --------          --------
Less distributions to shareholders:
  Net investment
   income ...................      (0.14)           (0.13)             (.08)
  Net realized gain
   on investments
   sold .....................      (0.01)           (0.01)               --
                                 -------         --------          --------
Total distributions .........      (0.15)           (0.14)             (.08)
                                 -------         --------          --------
Net asset value, end
 of period ..................    $  9.98         $   9.96          $   9.91
                                 =======         ========          ========
Total investment return .....       1.25%            1.05%            (0.07%)
Ratios/Supplemental Data:
  Net assets, end of
   period (000's) ...........    $   236         $    177          $    302
  Ratio of expenses to
   average net assets***.....       3.03%**          3.85%**           3.53%**
  Ratio of net investment
   income to average
   net assets*** ............       2.58%**          1.96%**           1.74%**
  Portfolio turnover rate ...     351.63%          395.58%           255.61%

------------
  *Date of commencement of operations.
 **Net investment income is net of expense reimbursements of $0.12 and $0.14 and $0.11 per share for No load class and Class B and Class C for 1997, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 5.18%, 6.01% and 5.55% for the No load class, Class B and Class C for 1996, respectively, and the net annualized investment income would have been .43%, (.20)% and (.28%) for the No load class, Class B and Class C for 1997, respectively.
***Ratios for periods of less than one year are annualized.


  The accompanying notes are an integral part of these financial statements.

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
------------------------------------------------------------------------------



1. Organization

   Pauze Funds (The "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently three series within the Trust: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; and the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996. The three series are collectively referred to herein as the "Funds" and individually as a "Fund."

   Effective September 3, 1996, shares of each Fund are issued in classes.
   No load shares are sold at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. Class C shares are sold at net asset value and are subject to an on-going trail commission of .75% paid by the Fund.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Security Valuation. Investment securities which are listed on a securities exchange for which market quotations are readily available are valued at the mean of the last quoted bid-and-asked prices for such securities. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at amortized cost which approximates market value.

   Income and Expenses. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   Securities Transactions and Related Investment Income. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

   Repurchase Agreements. The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997
------------------------------------------------------------------------------


   Federal Income Taxes. It is the intention of each Fund to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to its shareholders. Accordingly, no federal income tax provision is required.

   Deferred Organizational Costs. Costs incurred by the Trust in connection with the organization of each of its funds have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Funds. In the event that any of the initial shares of the Trust are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

   Dividends and Distribution to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on ex-dividend date. The Funds generally pay dividends monthly and capital gains distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement
   (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3. Investment Transactions

   Pauze U.S. Government Total Return Bond Fund

   For the year ended April 30, 1997, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $224,803,528 and $188,802,964, respectively. All purchases and sales were U.S. Government securities. At April 30, 1997, the unrealized depreciation of investments was $1,475,163. Gross unrealized appreciation of investments aggregated $-0- and gross unrealized depreciation of investments aggregated $1,475,163. Accumulated net realized losses on investment transactions at April 30, 1997 amounted to $1,654,365; the loss carryforwards will expire in 2005. The cost of investments for federal income tax purposes at April 30, 1997 was $68,987,566. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to shareholders.

   Pauze U.S. Government Intermediate Term Bond Fund

   During the period ended April 30, 1997, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $13,941,848 and $12,425,848, respectively. All purchases and sales were U.S. Government securities. At April 30, 1997, the unrealized depreciation of investments was $32,231. Gross unrealized appreciation of investments aggregated $260 and gross unrealized depreciation of investments aggregated $32,491. Accumulated net realized losses on investment transactions at April 30, 1997 amounted to $64,257; the loss carryforwards will expire in 2005. The cost of investments for Federal income tax purposes at April 30, 1997 was $2,653,616. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to shareholders.

   Pauze U.S. Government Short-Term Bond Fund

   During the period ended April 30, 1997, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $6,467,387 and $5,805,517, respectively. All purchases and sales were U.S. Government securities. At April 30, 1997, the unrealized appreciation of investments was $384. Gross unrealized appreciation of investments aggregated $482 and gross unrealized depreciation of investments aggregated $98. Accumulated net realized losses on investment transactions at April 30, 1997 amounted to $6,610; the loss carryforwards will expire in 2005.

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997
------------------------------------------------------------------------------


   The cost of investments for Federal income tax purposes at April 30, 1997 was $654,384. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to shareholders.

4. Capital Shares Transactions

                                       U.S. Government
                                         Total Return
                                          Bond Fund
                                       ---------------
                           Year ended                   Year ended
                         April 30, 1997               April 30, 1996
                      ---------------------    --------------------------
No load class         Shares       Amount        Shares         Amount
-------------         -------   -----------    ----------  --------------
Shares sold ........  274,554   $ 2,581,218    40,064,946  $  393,939,313
Reinvestment of
 dividends .........  249,153     2,335,712       379,187       3,669,620
Shares redeemed .... (593,038)   (5,555,591)  (36,381,963)   (358,078,410)
                      -------   -----------    ----------  --------------
 Net increase
  (decrease) ....... ( 69,331)  $(  638,661)    4,062,170  $   39,530,523
                      =======   ===========    ==========  ==============

Class B               Shares       Amount
-------               -------   -----------
Shares sold ........  132,139   $ 1,328,078
Reinvestment of
 dividends .........      627         6,252
Shares redeemed..... ( 93,410)   (  931,030)
                      -------   -----------
 Net increase.......   39,356   $   403,300
                      =======   ===========

                                             U.S. Government
                                               Intermediate
                                              Term Bond Fund
                                            -----------------
                                            September 3, 1996
                                            to April 30, 1997
                                            -----------------

No load class                          Shares               Amount
-------------                          ------               ------
Shares sold .......................   130,180            $ 1,286,469
Reinvestment of dividends .........       866                  8,467
Shares redeemed ...................   ( 2,863)             (  28,158)
                                      -------            -----------
 Net increase .....................   128,183            $ 1,266,778
                                      =======            ===========

Class B                                Shares               Amount
-------                                ------               ------
Shares sold .......................   442,251            $ 4,437,187
Reinvestment of dividends .........     1,647                 16,404
Shares redeemed ...................  (298,328)            (2,958,997)
                                      -------            -----------
 Net increase .....................   145,570            $ 1,494,594
                                      =======            ===========

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997
------------------------------------------------------------------------------



4. Capital Shares Transactions (Continued)


                                             U.S. Government
                                                Short Term
                                              Term Bond Fund
                                            -----------------
                                            September 3, 1996
                                            to April 30, 1997
                                            -----------------

No load class                          Shares               Amount
-------------                          ------               ------
Shares sold .........................  34,121            $   342,615
Reinvestment of dividends ...........     178                  1,781
Shares redeemed .....................( 10,661)            (  107,340)
                                     --------            -----------
 Net increase .......................  23,638            $   237,056
                                     ========            ===========

Class B                                Shares               Amount
-------                                ------               ------
Shares sold .........................  68,186            $   681,860
Reinvestment of dividends ...........      --                     --
Shares redeemed .....................( 40,450)            (  504,000)
                                     --------            -----------
 Net increase .......................  27,736            $   177,860
                                     ========            ===========

Class C                                Shares               Amount
-------                                ------               ------
Shares sold .........................  48,069            $   480,694
Reinvestment of dividends ...........     305                  3,036
Shares redeemed ..................... (17,920)            (  178,306)
                                     --------            -----------
 Net increase .......................  30,454            $   305,424
                                     ========            ===========

5. Transactions with the Manager and Affiliates

   Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect through April 30, 1997 and renewed through April 30, 1998, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

   This agreement provides for a monthly management fee at the annual rate of 0.60% of the average daily net assets (1/12 of 0.60% monthly) on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million for the Total Return Fund. For the Intermediate Term and Short Term Funds, the agreement provides for a monthly management fee at the annual rate of 0.50% of the average daily net assets (1/12 of 0.50% monthly).

   Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management.
   For the

PAUZE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997
------------------------------------------------------------------------------



   Services provided, the Administrator receives a monthly fee from the Trust at an annual rate of $156,000, plus standard out-of-pocket expenses.

   Declaration Service Company serves as transfer agent and dividend paying agent of the Trust pursuant to a separate transfer agency and shareholder services agreement with the Trust. For its services, the Trust pays Declaration Service Company an annual fee of $18 per account and a minimum annual fee of $21,000, plus standard out-of-pocket expenses.

   Declaration Service Company determines the net asset value per share of each Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $141,000, plus standard out-of-pocket expenses.

   Declaration Distributors, Inc., an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. receives an annual fee of $20,000.

   For the year ended April 30, 1997, Declaration Service Company and Declaration Distributors, Inc. earned $213,714 and $20,000, respectively. On April 30, 1997, the liability to Declaration Service Company and Declaration Distributors, Inc. was $28,000 and $1,667, respectively.

   Effective June 1, 1996, independent trustees are each paid an annual fee of $10,000 from the Trust plus $500 per meeting and out-of-pocket expenses.

   An officer of Declaration Service Company and Declaration Distributors Inc. (the underwriter of the Trust) is a Trustee of the Trust. The officer receives no compensation for these services.

   A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that a Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The distribution plans allow the Funds to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. With respect to Class B shares and Class C shares, the distribution plans allow the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets (1/12 of 0.75% monthly) to cover fees paid to broker-dealers for sales and promotional services.

   Expenses were limited by the Advisor to 3.5% of total average net assets for each Fund for the year ended April 30, 1997. For the year ended April 30, 1997, the Advisor reimbursed $309 to the Intermediate Term Fund and $13,078 to the Short Term Fund. The expense limitation is voluntary and can be discontinued at any time by the Advisor.